Customer deposits	12 Months Ended
Dec. 31, 2021
Customer deposits [abstract]
Customer deposits
13

Customer deposits
Customer deposits
in EUR million 2021 2020
Savings accounts 314,997 336,392
Credit balances on customer accounts 279,805 256,636
Corporate deposits 22,174 15,941
Other 424 548
617,400 609,517
Customer deposits by type
Netherlands Rest of the world Total
in EUR million 2021 2020 2021 2020 2021 2020
1
Non-interest bearing 1,861 24,206 27,636 24,153 29,497 48,359
Interest bearing 214,228 174,641 373,674 386,517 587,902 561,158
216,090 198,847 401,310 410,671 617,400 609,517
1 The prior period has been updated to improve consistency and comparability of customer deposits by type.
Savings accounts relate to the balances on savings accounts, savings books, savings deposits, and time deposits of
private individuals.